Business Combination - Schedule of Unaudited Pro Forma Statements of Operations (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 1,515,588	$ 3,013,723	$ 5,823,996	$ 5,565,194
Net Income (Loss)	$ 8,328	$ 167,582	$ 118,903	$ 225,851
Net Income per common share - basic	$ 0.00	$ 0.01	$ 0.00	$ 0.01
Net Income per common share - diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Weighted average common shares - basic	31,985,827	31,985,827	32,260,622	31,955,416
Weighted average common shares - diluted	34,479,406	34,472,811	34,958,502	34,086,251
Trxade [Member]
Revenue	$ 837,688	$ 1,690,611	$ 3,436,360	$ 2,931,280
Net Income (Loss)	$ 20,513	$ 102,782	$ 125,626	$ 288,983
Net Income per common share - basic	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Net Income per common share - diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Weighted average common shares - basic	31,985,827	31,985,827	32,260,622	31,955,416
Weighted average common shares - diluted	34,479,406	34,472,811	34,958,502	34,086,251
Community Specialty Pharmacy, LLC [Member]
Revenue	$ 677,900	$ 1,323,117	$ 2,387,636	$ 2,633,914
Net Income (Loss)	$ (12,185)	$ 64,800	$ (6,723)	$ (63,132)